PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2022
Office equipment	$185,280	$187,234
Production equipment	7,746,905	7,357,634
Motor vehicles	387,741	389,333
Leasehold improvements	876,709	95,539
Less: accumulated depreciation and amortization	(3,523,051)	(2,895,174)
Property and equipment, net	$5,673,584	$5,134,566

Total depreciation and amortization expenses were $693,531, $303,269 and $259,122 for the years ended December 31, 2023, 2022 and 2021, respectively.